Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
LVIP Delaware Foundation(R) Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Foundation® Aggressive Allocation Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Foundation® Aggressive Allocation Fund (the “Fund”) is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "target risk fund," which bases its asset allocation around a level of risk consistent with the Fund's investment objective. The Fund invests in a diversified portfolio of securities and exchange-traded funds of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the Fund offers broad diversification while seeking to achieve its investment objective.The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the Fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the Fund.

	LVIP Delaware Foundation® Aggressive Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	40%	15 - 50%
International Equity	30%	15 - 50%
Emerging Markets	10%	0 - 20%
Global Real Estate	0%	0 - 20%
Bonds	18%	10 - 40%
Cash Equivalents	2%	0 - 10%
An active allocation approach is used when selecting investments for the Fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-adviser has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the Fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

U.S. Equity Small Cap Core: small companies evaluated based on both growth potential and value.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging market country with economies believed to be developing strongly.

Global Real Estate: securities issued by U.S. and non-U.S companies in the real estate sector.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").

Futures and Foreign Currency Transactions: With respect to the International Equity, Emerging Markets and Fixed Income asset classes, the Fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. The Fund may only enter into these transactions for hedging purposes if it is consistent with the fund's investment objective and policy. The Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the Fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or "cross hedge" the currency risks associated with its investments.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the Fund’s income because it may have to reinvest the proceeds at lower interest rates.
  Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Global Real Estate Risk: Risk related to global real estate securities includes possible declines in the value of real estate, lack of availability of mortgage funds, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, environmental costs and liability damages from natural disasters, and changes in interest rates. Investing in global real estate securities involves the additional risks of foreign investing which are not present when investing in U.S. real estate.
  Exchange-Traded Funds (ETFs) Risk: The risks of ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in an ETF could result in the price of the ETF being more volatile. In addition, ETFs have management fees that may increase their costs.
		Because the Fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation® Moderate Allocation Fund and the LVIP Delaware Foundation® Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund’s Standard Class from year to year; and (b) how the average annual returns of the Fund’s Standard Class for one year, five year and ten year periods and the Fund’s Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Aggressive Composite, which is an unmanaged index compiled by the Fund’s adviser, and is constructed as follows: 18% Barclays Capital U.S. Aggregate Index, 18% MSCI EAFE Value Index (net dividends), 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index (net dividends), 10% Russell 1000 Index, 10% MSCI Emerging Markets Index (net dividends), 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Aggressive Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Effective June 15, 2009, the Fund changed its investment strategy in connection with a reorganization where shareholders of the LVIP UBS Global Asset Allocation Fund became shareholders of the Fund. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 21.21%.
		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.02%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.92%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.76%	[3]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	277
5 years	rr_ExpenseExampleYear05	494
10 years	rr_ExpenseExampleYear10	1,117
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	277
5 years	rr_ExpenseExampleNoRedemptionYear05	494
10 years	rr_ExpenseExampleNoRedemptionYear10	1,117
2002	rr_AnnualReturn2002	(11.89%)
2003	rr_AnnualReturn2003	20.40%
2004	rr_AnnualReturn2004	13.54%
2005	rr_AnnualReturn2005	6.80%
2006	rr_AnnualReturn2006	14.51%
2007	rr_AnnualReturn2007	6.37%
2008	rr_AnnualReturn2008	(33.22%)
2009	rr_AnnualReturn2009	31.99%
2010	rr_AnnualReturn2010	12.48%
2011	rr_AnnualReturn2011	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 years	rr_AverageAnnualReturnYear10	4.29%
LVIP Delaware Foundation(R) Aggressive Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.17%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.01%	[3]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	628
10 years	rr_ExpenseExampleYear10	1,406
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	356
5 years	rr_ExpenseExampleNoRedemptionYear05	628
10 years	rr_ExpenseExampleNoRedemptionYear10	1,406
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
Life of class	rr_AverageAnnualReturnSinceInception	5.52%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
S&P 500 Index | LVIP Delaware Foundation(R) Aggressive Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
S&P 500 Index | LVIP Delaware Foundation(R) Aggressive Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	5.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003
Aggressive Composite | LVIP Delaware Foundation(R) Aggressive Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 years	rr_AverageAnnualReturnYear10	5.75%
Aggressive Composite | LVIP Delaware Foundation(R) Aggressive Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
Life of class	rr_AverageAnnualReturnSinceInception	7.61%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2003

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of average daily net assets for the Standard Class of the Fund (and 0.98% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[3]	(After Fee Waiver and Expense Reimbursement)
[4]	Since May 15, 2003.